Submission	Jul. 09, 2026
Submission [Line Items]
Central Index Key	0001755237
Registrant Name	Cyclerion Therapeutics, Inc.
Registration File Number	333-295175
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES